DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false